Analysis of performance by segment - Segmental income statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of operating segments
Gross premiums earned		£ 44,005	£ 38,981	£ 36,663
Outward reinsurance		(2,062)	(2,020)	(1,157)
Earned premiums, net of reinsurance		41,943	36,961	35,506
Other income from external customers		2,430	2,370	2,495
Total revenue		44,373	39,331	38,001
Interest income		6,497	7,647	7,018
Other investment return		35,692	24,864	(3,714)
Total revenue, net of reinsurance		86,562	71,842	41,305
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(72,532)	(59,366)	(29,656)
Acquisition costs and other operating expenditure		(10,165)	(8,848)	(8,208)
Interest payable on core structural borrowings		(425)	(360)	(312)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(82,894)	(68,812)	(38,222)
Share of profits from joint ventures and associates, net of related tax		302	182	238
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	3,970	3,212	3,321
Tax charge attributable to policyholders' returns		(674)	(937)	(173)
Profit (loss) before tax attributable to shareholders		3,296	2,275	3,148
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		4,699	4,256	3,969
Short-term fluctuations in investment returns on shareholder-backed business		(1,563)	(1,678)	(755)
Amortisation of acquisition accounting adjustments		(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses		162	(227)	56
Profit (loss) before tax attributable to shareholders		3,296	2,275	3,148
Income from financial instruments that are not held at fair value through profit or loss		7	8	19
Interest income accrued in respect of impaired securities		3	3	3
Hong Kong
Analysis of operating segments
Total revenue		7,269	6,313	3,836
Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		43,978	38,981	36,663
Outward reinsurance		(2,058)	(2,020)	(1,157)
Earned premiums, net of reinsurance		41,920	36,961	35,506
Other income from external customers		2,382	2,283	2,377
Total revenue		44,302	39,244	37,883
Operating segments
Analysis of operating segments
Interest income		6,430	7,543	6,924
Other investment return		35,682	25,081	(3,602)
Total revenue, net of reinsurance		86,523	71,952	41,281
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(72,521)	(59,366)	(29,656)
Acquisition costs and other operating expenditure		(9,688)	(8,410)	(7,754)
Interest payable on core structural borrowings		(16)	(15)	(13)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(81,997)	(68,029)	(37,469)
Share of profits from joint ventures and associates, net of related tax		302	182	238
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		4,828	4,105	4,050
Tax charge attributable to policyholders' returns		(674)	(937)	(173)
Profit (loss) before tax attributable to shareholders		4,154	3,168	3,877
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		5,577	4,945	4,625
Short-term fluctuations in investment returns on shareholder-backed business		(1,583)	(1,474)	(682)
Amortisation of acquisition accounting adjustments		(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses		162
Profit (loss) before tax attributable to shareholders		4,154	3,168	3,877
Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(109)	(84)	(76)
Unallocated to a segment (other operations) - including intra-group eliminations
Analysis of operating segments
Gross premiums earned		27
Outward reinsurance		(4)
Earned premiums, net of reinsurance		23
Other income from external customers		48	87	118
Total revenue		71	87	118
Interest income		67	104	94
Other investment return		10	(217)	(112)
Total revenue, net of reinsurance		39	(110)	24
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(11)
Acquisition costs and other operating expenditure		(477)	(438)	(454)
Interest payable on core structural borrowings		(409)	(345)	(299)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(897)	(783)	(753)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		(858)	(893)	(729)
Profit (loss) before tax attributable to shareholders		(858)	(893)	(729)
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		(878)	(689)	(656)
Short-term fluctuations in investment returns on shareholder-backed business		20	(204)	(73)
Profit (loss) before tax attributable to shareholders		(858)	(893)	(729)
PCA Life Insurance Company Ltd. - Korea
Analysis of operating segments
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5	(238)
Analysis of operating profit
Profit (loss) attaching to disposal of businesses			(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income		61
PCA Life Insurance Company Ltd. - Korea | Operating segments
Analysis of operating segments
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5	(238)
Analysis of operating profit
Profit (loss) attaching to disposal of businesses			(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income		61
PCA Life Insurance Company Ltd. - Japan
Analysis of operating segments
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
PCA Life Insurance Company Ltd. - Japan | Operating segments
Analysis of operating segments
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Asia | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		15,688	14,006	10,814
Outward reinsurance		(656)	(648)	(364)
Earned premiums, net of reinsurance		15,032	13,358	10,450
Other income from external customers		307	253	235
Total revenue		15,339	13,611	10,685
Asia | Operating segments
Analysis of operating segments
Interest income		932	875	745
Other investment return		8,063	2,042	(1,041)
Total revenue, net of reinsurance		24,374	16,555	10,416
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(18,291)	(11,442)	(6,543)
Acquisition costs and other operating expenditure		(4,052)	(3,684)	(2,778)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(22,277)	(15,364)	(9,367)
Share of profits from joint ventures and associates, net of related tax		181	148	171
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		2,278	1,339	1,220
Tax charge attributable to policyholders' returns		(250)	(155)	(69)
Profit (loss) before tax attributable to shareholders		2,028	1,184	1,151
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		1,975	1,644	1,286
Short-term fluctuations in investment returns on shareholder-backed business		(1)	(225)	(137)
Amortisation of acquisition accounting adjustments		(7)	(8)	(8)
Profit (loss) attaching to disposal of businesses			(227)	56
Profit (loss) before tax attributable to shareholders		2,028	1,184	1,151
Asia | Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(40)	(27)	(27)
Asia | PCA Life Insurance Company Ltd. - Korea | Operating segments
Analysis of operating segments
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5	(238)
Analysis of operating profit
Profit (loss) attaching to disposal of businesses			(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Asia | PCA Life Insurance Company Ltd. - Japan | Operating segments
Analysis of operating segments
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
US | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		15,164	14,685	16,887
Outward reinsurance		(352)	(367)	(320)
Earned premiums, net of reinsurance		14,812	14,318	16,567
Other income from external customers		669	684	760
Total revenue		15,481	15,002	17,327
US | Operating segments
Analysis of operating segments
Interest income		2,085	2,151	1,921
Other investment return		16,448	5,461	(2,710)
Total revenue, net of reinsurance		34,078	22,667	16,584
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(31,205)	(20,214)	(13,029)
Acquisition costs and other operating expenditure		(2,257)	(1,913)	(2,332)
Interest payable on core structural borrowings		(16)	(15)	(13)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(33,316)	(22,142)	(15,374)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		762	525	1,210
Profit (loss) before tax attributable to shareholders		762	525	1,210
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		2,224	2,048	1,702
Short-term fluctuations in investment returns on shareholder-backed business		(1,568)	(1,455)	(424)
Amortisation of acquisition accounting adjustments		(56)	(68)	(68)
Profit (loss) attaching to disposal of businesses		162
Profit (loss) before tax attributable to shareholders		762	525	1,210
US | Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(64)	(53)	(46)
UK and Europe | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		13,126	10,290	8,962
Outward reinsurance		(1,050)	(1,005)	(473)
Earned premiums, net of reinsurance		12,076	9,285	8,489
Other income from external customers		1,406	1,346	1,382
Total revenue		13,482	10,631	9,871
UK and Europe | Operating segments
Analysis of operating segments
Interest income		3,413	4,517	4,258
Other investment return		11,171	17,578	149
Total revenue, net of reinsurance		28,071	32,730	14,281
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(23,025)	(27,710)	(10,084)
Acquisition costs and other operating expenditure		(3,379)	(2,813)	(2,644)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(26,404)	(30,523)	(12,728)
Share of profits from joint ventures and associates, net of related tax		121	34	67
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		1,788	2,241	1,620
Tax charge attributable to policyholders' returns		(424)	(782)	(104)
Profit (loss) before tax attributable to shareholders		1,364	1,459	1,516
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		1,378	1,253	1,637
Short-term fluctuations in investment returns on shareholder-backed business		(14)	206	(121)
Profit (loss) before tax attributable to shareholders		1,364	1,459	1,516
UK and Europe | Elimination of intra-group amounts
Analysis of operating segments
Total revenue		£ (5)	£ (4)	£ (3)

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.